Property and Equipment, net (Tables)	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Property Plant and Equipment

Property and equipment are summarized as follows:

	Years Ended December 31,
	2015	2014
Laboratory equipment	$3,701,517	$3,840,368
Office and computer equipment	443,562	343,835
Leasehold improvements	304,363	50,791

Property and equipment at cost	4,449,442	4,234,994
Accumulated depreciation	(2,286,671)	(2,182,773)

Property and equipment, net	$2,162,771	$2,052,221